Variable Interest Entities	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

14. Variable Interest Entities

In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.

VIEs for Which the Company is the Primary Beneficiary

CT Risk Management, L.L.C.

CT, a Delaware limited liability company, is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022. CT was created to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.

CT is considered a VIE as the at-risk equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BFF is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.

As of September 30, 2025 and March 31, 2025, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of nil. No options were held as of and during the three and six months ended September 30, 2025 and 2024.

Customer ExAlt Trusts

The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 17), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	September 30, 2025	March 31, 2025
Assets:
Cash and cash equivalents	$3,400	$717
Investments, at fair value	243,978	291,371
Other assets	763	378
Total Assets of VIEs	$248,141	$292,466

Liabilities:
Accounts payable and accrued expense	$3,250	$3,107
Other liabilities	136	95
Total Liabilities of VIEs	$3,386	$3,202

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(228,549)	(201,518)
Accumulated other comprehensive income	90	(2)
Total Equity of VIEs	$(231,903)	$(204,964)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs:

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
(Dollars in thousands)
Revenues
Investment income (loss), net	$(3,162)	$8,541	$(15,938)	$19,569
Gain (loss) on financial instruments, net	379	572	304	(603)
Total revenues	(2,783)	9,113	(15,634)	18,966

Operating expenses
Provision for credit losses	—	476	—	998
Professional services	621	571	1,028	1,193
Other expenses	471	189	865	309
Total operating expenses	1,092	1,236	1,893	2,500
Net income (loss)	$(3,875)	$7,877	$(17,527)	$16,466
Net income (loss) attributable to noncontrolling interests	$(9,780)	$(4,523)	$(25,992)	$(5,049)

17. Variable Interest Entities

In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.

VIEs for Which the Company is the Primary Beneficiary

CT Risk Management, L.L.C.

CT, a Delaware limited liability company, is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022. CT was created to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.

CT is considered a VIE as the at-risk equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BFF is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.

As of March 31, 2025 and 2024, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of nil. The Company recorded losses of $3.0 million, for the year ended March 31, 2024, of which approximately $2.0 million is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. The amounts are reported in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss), for the year ended March 31, 2024. No options were held as of March 31, 2025 or 2024 and there was no activity of CT during the year ended March 31, 2025.

Customer ExAlt Trusts

The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 20), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Assets:
Cash and cash equivalents	$717	$963
Restricted cash	—	64
Investments, at fair value	291,371	329,113
Other assets	378	30
Total Assets of VIEs	$292,466	$330,170

Liabilities:
Accounts payable and accrued expense	$3,107	$1,670
Other liabilities	95	109
Total Liabilities of VIEs	$3,202	$1,779

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(201,518)	(165,712)
Accumulated other comprehensive income (loss)	(2)	276
Total Equity of VIEs	$(204,964)	$(168,880)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Revenues
Investment income (loss), net	$(6,500)	$4,791
Loss on financial instruments, net	(1,776)	(102,584)
Interest and dividend income	—	10
Other income	2	215
Total revenues	(8,274)	(97,568)

Operating expenses
Interest expense	—	4,091
Provision for credit losses	998	254
Professional services	2,137	3,277
Other expenses	794	1,191
Total operating expenses	3,929	8,813
Loss on extinguishment of debt, net	—	8,846
Net income (loss)	$(12,203)	$(115,227)
Net income (loss) attributable to noncontrolling interests	$(34,914)	$(44,175)